Cash and cash equivalents (Details) € in Thousands	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash and cash equivalents
Bank accounts	€ 3,347	€ 6,337
Short term deposits	2,500
Total cash and cash equivalents	€ 5,847	€ 6,337	€ 14,406	€ 19,857
Number of short-term deposits classified as cash equivalents | item	1
Interest rate of short-term deposits classified as cash equivalents	0.03%
Nominal value of short term deposits classified as cash equivalents	€ 2,500